LVIP ClearBridge Large Cap Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%	10.53%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Standard Class
Prospectus [Line Items]
Average Annual Return, Percent		10.20%	10.11%	10.01%

[1]	For Class II shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Russell 3000 Index was 14.97%.